Note 14 - Derivative Financial Instruments (Details Textual)												1 Months Ended		12 Months Ended
	Apr. 10, 2024 USD ($)	Mar. 07, 2024 USD ($)	Dec. 19, 2023 USD ($)	Oct. 06, 2023 USD ($)	Sep. 29, 2023 USD ($)	Sep. 23, 2023 USD ($)	May 22, 2023 USD ($)	Dec. 22, 2022 USD ($)	Mar. 09, 2022 USD ($)	Feb. 17, 2022 USD ($)	Dec. 13, 2021 USD ($) oz	Oct. 31, 2023 USD ($)	Apr. 30, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 26, 2023 USD ($)	Jul. 31, 2022 USD ($)	May 31, 2022 USD ($)	Mar. 31, 2022 USD ($)
Statement Line Items [Line Items]
Gold price, price per ounce																	$ 1,900
Proceeds from (Payments for) Derivative Financial Instruments												$ 178,000		$ 178,000	$ 0	$ 1,066,000
Auramet International LLC [Member] | Gold loan agreement [member]
Statement Line Items [Line Items]
Proceeds from derivative financial liabilities											$ 3,000,000
Number of Deliveries											2
Repayment gold loan, delivery mass of each (Ounce) | oz											925
Financial liabilities, at fair value																				$ 1,833,000
Auramet International LLC [Member] | Call option 1 [member]
Statement Line Items [Line Items]
Call options, mass (Ounce) | oz											6,000
Strike price per ounce											$ 2,000
Top of range [member]
Statement Line Items [Line Items]
Gold price, price per ounce				$ 1,900	$ 1,900									$ 2,034
Put option 1 [member]
Statement Line Items [Line Items]
Derivative contract, number of ounces of gold hedged			12,000				28,000	16,672
Hedging instruments, protected, price			$ 1,950				$ 1,900	$ 1,750
Put option 1 [member] | Purchase of put options to hedge [member]
Statement Line Items [Line Items]
Derivative contract, number of ounces of gold hedged	12,000	12,000
Hedging instruments, protected, price	$ 2,100	$ 2,050
Purchase option [member]
Statement Line Items [Line Items]
Derivative contract, number of ounces of gold hedged				1,000	1,000	1,000
Hedging instruments, protected, price				$ 1,841	$ 1,875	$ 1,875
Zero cost contract to hedge 20,000 ounces of gold [member]
Statement Line Items [Line Items]
Derivative contract, number of ounces of gold hedged										20,000
Term of derivative contract (Month)										5 months
Hedging contract, cap										$ 1,940
Hedging contract, collar										$ 1,825
Hedging instrument, ounces of gold hedged per month										4,000
Call options to hedge ounces of gold [member]
Statement Line Items [Line Items]
Strike price per ounce													$ 1,959.5
Hedging instrument, ounces of gold hedged per month									4,000				2,400
Hedging instrument, liabilities									$ 796				$ 176
Call options to hedge ounces of gold [member] | Auramet International LLC [Member]
Statement Line Items [Line Items]
Strike price per ounce													$ 1,886
Hedging instrument, ounces of gold hedged per month													2,400
Hedging instrument, liabilities													$ 176
Call options to hedge ounces of gold [member] | Abnormally large changes in asset prices or foreign exchange rates [member]
Statement Line Items [Line Items]
Strike price per ounce																		$ 2,200	$ 2,100